SUPPLEMENT TO THE FIDELITY
   ASSET MANAGER: INCOME
FIDELITY ASSET MANAGER(registered trademark)
FIDELITY ASSET MANAGER: GROWTH
   NOVEMBER 24, 1998
   STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER: INCOME" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER: GROWTH" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH UNDER THE
HEADING "ASSET ALLOCATION" FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION ON PAGE 5.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. FMR will seek to maximize total return within the bond class by adjusting a fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency. The funds may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). Asset Manager and Asset
Manager: Growth currently intend to limit their investments in these securities to less than 35% of their assets. Asset Manager: Income currently intends to limit its investment in these securities to 10% of its assets.